Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Personnel Remuneration
KEY MANAGEMENT PERSONNEL REMUNERATION	2020	2019	2018
	£m	£m	£m
Salaries, other short-term employee benefits and non-executive fees	6	7	7
Post-employment benefits	1	1	1
Share based remuneration*	1	7	7
Total	8	15	15

Summary of Executive Directors Remuneration
EXECUTIVE DIRECTORS		Salary £’000	Benefits £’000	Annual incentive £’000	Cost of share based remuneration* £’000	Cost of pension provision* £’000	Total £’000
Total Executive Directors	2020	2,034	99	2,623	595	687	6,038
	2019	1,984	101	3,038	7,343	725	13,191
	2018	1,935	99	3,033	7,003	741	12,811

Summary of Non-Executive Directors Remuneration
NON-EXECUTIVE DIRECTORS	2020	2019	2018
	£’000	£’000	£’000
Fees and benefits	1,558	1,569	1,634